SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Aug. 08, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2006	May 31, 2014
Employee Stock Option [Member]
Additional disclosures [Abstract]
Compensation cost		$ 2,104,126	$ 1,626,560	$ 2,221,406
Granted (in shares)		2,590,000	800,000	1,700,000
Granted (in dollars per share)		$ 0.74
Options modification [Abstract]
Incremental compensation cost	774,932
Incremental compensation costs				444,373
Unrecognized incremental compensation costs		330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)		$ 1.67	$ 0.81	$ 0.58
Total intrinsic value of options exercised (in dollars)		306,534	544,888	0
Unrecognized compensation expense related to unvested share-based compensation arrangements		4,163,250
Period for recognition of unrecognized compensation costs		3 years 5 months 19 days
Employee Stock Option [Member] | Minimum [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)			$ 0.74	$ 0.74
Employee Stock Option [Member] | Maximum [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)			$ 0.90	$ 1.35
Restricted Stock [Member]
SHARE BASED COMPENSATION [Line Items]
Fair value of shares based on market price (in dollars per share)					$ 4.47
Restricted Share Units [Member]
SHARE BASED COMPENSATION [Line Items]
Fair value of shares based on market price (in dollars per share)		$ 2.72
Weighted Average Remaining Contractual life
Nonvested at the end of the period		2 years 3 months 14 days
Number of shares
Outstanding at the beginning of the period (in shares)
Outstanding at the end of the period (in shares)		750,000
Weighted Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share)
Outstanding at the end of the period (in dollars per share)		$ 2.72
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares		7,500,000
Expiration term		6 years
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost		$ 136,000
Number of authorized shares						750,000
Weighted Average Grant-Date Fair value
Percentage of awards that will vest annually						20.00%
Vesting period						5 years
Mr. Li [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year					40,000
Period for which shares agreed to be granted					5 years
Mr. Huang [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year					20,000
Period for which shares agreed to be granted					3 years